Label	Element	Value
NEOS Enhanced Income Aggregate Bond ETF | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	49.50%
NEOS Enhanced Income Aggregate Bond ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	49.50%
NEOS Enhanced Income Aggregate Bond ETF | Northern U.S. Government Select Money Market Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
NEOS Enhanced Income Aggregate Bond ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
NEOS Enhanced Income Aggregate Bond ETF | S&P 500 Index Purchased/Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)